Outsourcing Services Agreement Level 4 Outsourcing Services Agreement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outsourcing Services Agreement [Abstract]
Outsourced corporate staff costs	$ 4.0	$ 3.6	$ 7.9	$ 7.3	$ 15.0	$ 14.7	$ 14.4